January 28, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential MoneyMart Assets, Inc.: Form N-1A

Post-Effective Amendment No. 65to the Registration

Statement under the Securities Act of 1933;

Amendment No. 55 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-42705

Investment Company Act No. 811-08565

Dear Sir or Madam:

On behalf of Prudential MoneyMart Assets, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 55 to the Registration Statement under the 1940 Act (the “Amendment”).

The Board of Trustees of the Fund recently approved a repositioning of the Fund from a money market fund that invests in prime money market securities to a government money market fund (as defined under the amendments to Rule 2a-7 under the 1940 Act approved by the U.S. Securities and Exchange Commission on July 23, 2014) which invests at least 99.5% or more of its assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities (the “Repositioning”). of the current Prudential Small Cap Value Fund (the “Prudential Fund”) into the Fund (the “Reorganization”). It is currently expected that the Reorganization will be implemented on or about March 30, 2016. This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to amend the Registrant’s Registration Statement in order to reflect the Fund’s new investment policies and strategies and to rename the Fund as the “Prudential Government Money Market Fund, Inc.,” both in connection with the Repositioning. The Fund’s subadviser and overall investment objective will not change as part of the Repositioning.

The Fund intends to file a subsequent post-effective amendment on or before March 30, 2016 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. The Amendment will go effective 60 days after filing on March 28, 2016 and so we would appreciate receiving the Staff’s comments, if possible, on or about March 11, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 367-5401. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Amanda Ryan

Amanda Ryan

Director & Corporate Counsel